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Invesco Dorsey Wright Emerging Markets Momentum ETF
Summary Information
Investment Objective
The Invesco Dorsey Wright Emerging Markets Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Emerging Markets Technical LeadersTM Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Dorsey Wright Emerging Markets Momentum ETF Invesco Dorsey Wright Emerging Markets Momentum ETF
Management Fees	0.90%
Other Expenses	none
Total Annual Fund Operating Expenses	0.90%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses  remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Dorsey Wright Emerging Markets Momentum ETF | Invesco Dorsey Wright Emerging Markets Momentum ETF | USD ($)	92	287	498	1,108

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Dorsey Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) selects securities pursuant to its proprietary selection methodology for inclusion in the Underlying Index, which is designed to identify securities that demonstrate powerful relative strength characteristics.
“Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price over a set period as compared to that of a benchmark index.
The Underlying Index is comprised of equity securities of large capitalization companies based in countries classified as emerging markets.
Dorsey Wright selects securities for inclusion in the Underlying Index from an eligible universe of the largest 1,000 constituents by market capitalization within the Nasdaq Emerging Markets Index (except for U.S.-listed American Depositary Receipts (“ADRs”) or foreign listings). The
Index Provider assigns a relative strength score to each eligible security and selects approximately 100 securities with the greatest scores for inclusion in the Underlying Index. Component security weights are based on relative scores, with securities with higher scores receiving larger weights.
As of December 31, 2023, the Underlying Index was comprised of 100 securities with market capitalizations ranging from $878.6 million to $502.9 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), to the extent that the Underlying Index is diversified. The Fund may become “non-diversified” as defined in the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act and may invest a greater portion of its assets in securities of a small group of issuers or in any one individual issuer than can a diversified fund. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In seeking to track the Underlying Index, the Fund was managed as diversified as of October 31, 2023.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of October 31, 2023, the Fund had significant exposure to the information technology sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	June 30, 2020	23.53%
Worst Quarter	March 31, 2020	-23.66%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Dorsey Wright Emerging Markets Momentum ETF		1 Year	5 Years	10 Years	Inception Date
Invesco Dorsey Wright Emerging Markets Momentum ETF		13.44%	7.08%	2.70%	Dec. 28, 2007
After Taxes on Distributions | Invesco Dorsey Wright Emerging Markets Momentum ETF		12.94%	6.60%	2.40%
After Taxes on Distributions and Sale of Fund Shares | Invesco Dorsey Wright Emerging Markets Momentum ETF		8.64%	5.60%	2.21%
Dorsey Wright Emerging Markets Technical Leaders™ Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1]	15.33%	8.80%	4.29%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1]	9.83%	3.68%	2.66%
[1]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Dorsey Wright Emerging Markets Technical Leaders™ Index (Net) to the MSCI Emerging Markets Index (Net) to reflect that the MSCI Emerging Markets Index (Net) can be considered more broadly representative of the overall applicable securities market.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.